Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule Of Intangible Assets

	2020	2019

Patents and copyrights	$14,948	$16,612
Less accumulated amortization	(12,778)	(13,734)
	$2,170	$2,878

Schedule Of Future Amortization Expense

2021	$358
2022	321
2023	283
2024	270
2025	231
2026 and thereafter	707
Total	$2,170